Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	¥ 1,483,968
Amortization	38,957	$ 6,162	¥ 1,012	¥ 1,012
Intangible assets and goodwill ending balance	1,758,582	278,160	1,483,968
Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	8,098
Intangible assets and goodwill ending balance	383,845	60,714	8,098
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,093,423
Intangible assets and goodwill ending balance	992,290	156,953	1,093,423
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	212,636
Intangible assets and goodwill ending balance	212,636	33,633	212,636
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811
Intangible assets and goodwill ending balance	169,811	$ 26,860	169,811
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,618,367		1,087,531
Addition	313,571		530,836
Intangible assets and goodwill ending balance	1,931,938		1,618,367	1,087,531
Cost [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	136,822		136,822
Transfer	414,704
Intangible assets and goodwill ending balance	551,526		136,822	136,822
Cost [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,093,423		562,587
Addition	313,571		530,836
Transfer	(414,704)
Intangible assets and goodwill ending balance	992,290		1,093,423	562,587
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	218,311		218,311
Intangible assets and goodwill ending balance	218,311		218,311	218,311
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811		169,811
Intangible assets and goodwill ending balance	169,811		169,811	169,811
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(134,399)		(133,387)
Amortization	38,957		1,012
Intangible assets and goodwill ending balance	(173,356)		(134,399)	(133,387)
Accumulated depreciation, amortisation and impairment [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(128,724)		(127,712)
Amortization	38,957		1,012
Intangible assets and goodwill ending balance	(167,681)		(128,724)	(127,712)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(5,675)		(5,675)
Intangible assets and goodwill ending balance	¥ (5,675)		¥ (5,675)	¥ (5,675)